SUPPLEMENTAL CASH FLOW INFORMATION (Tables)	12 Months Ended
Dec. 31, 2013
Supplemental Cash Flow Elements [Abstract]
Supplemental Information About Cash Flows

The following table summarizes, in thousands, supplemental information about our cash flows for the years ended December 31, 2013, 2012 and 2011:

	Year Ended December 31,
	2013	2012	2011
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Cash paid for interest	$220,730	$262,216	$243,825
Cash paid for income taxes, net of refunds of $6,401, $ 5,546 and $8,069	$68,338	$82,407	$28,934
SUPPLEMENTAL DISCLOSURE OF NONCASH INVESTING ACTIVITIES:
Acquisition of property through accounts payable commitments	$17,772	$18,471	$15,531
SUPPLEMENTAL DISCLOSURE OF NONCASH FINANCING ACTIVITIES:
Net settlement of stock options exercised	$644	$9,405	$1,688
Net settlement of shares issued from the deferred compensation plan	$792	$2,231	$—
Conversion of Class L common shares to Class A common shares	$—	$—	$1,675,434